CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	500,000,000	500,000,000	50,000,000
Common stock, issued	14,833,920	11,868,619	4,361,094
Common stock, outstanding	14,833,920	11,868,619	4,361,094
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, authorized		32,000,000
Preferred stock, issued		0
Preferred stock, outstanding		0
Preferred A Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized	3,000,000	3,000,000
Preferred stock, issued	123,668	123,668
Preferred stock, outstanding	123,668	123,668
Redeemable Convertible Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock Series B, par value (in dollars per share)	$ 0.01	$ 0.01
Redeemable Convertible Preferred Stock Series B, authorized	15,000,000	15,000,000
Redeemable Convertible Preferred Stock Series B, issued	1,855,337	1,500,000
Redeemable Convertible Preferred Stock Series B, outstanding	1,855,337	1,500,000
Redeemable Convertible Preferred Stock Series B, aggregate liquidation preference	$ 1,948	$ 1,503